RESERVES (Details) - CNOOC China Limited [member] - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
General reserve fund	¥ 60,000,000,000	¥ 60,000,000,000
Safety fund reserve	¥ 0	¥ 0